INVESTMENT AND OTHER REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Disclosure of investment and other revenue
The components of investment and other revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2017	2016	2015
Investment income	$170	$—	$164
Fee revenue	61	51	40
Dividend income	18	12	51
Interest income	17	26	47
Participating loan interests	27	32	41
Other	2	46	18
Total investment and other revenue	$295	$167	$361